CURRENT AND DEFERRED INCOME TAXES - Deferred income taxes (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred income taxes
Deferred tax assets	$ 92,478,190	$ 96,428,457
Deferred tax liabilities	214,469,775	222,037,259
Total liabilities net	3,212,981
Total liabilities net	125,204,566	125,608,802
Total net movement fiscal year	121,991,585	125,608,802	$ 130,201,701	$ 126,126,147
Property, plant and equipment
Deferred income taxes
Deferred tax assets	5,978,377	2,127,336
Deferred tax liabilities	47,179,903	48,561,147
Obsolescence provision
Deferred income taxes
Deferred tax assets	2,215,341	1,541,553
Deferred tax liabilities	200,979
Employee benefits
Deferred income taxes
Deferred tax assets	5,391,796	4,383,007
Post-employment benefits
Deferred income taxes
Deferred tax assets	61,155	49,900
Deferred tax liabilities	1,020,522	1,010,779
Tax loss carried-forwards
Deferred income taxes
Deferred tax assets	10,056,534	9,928,940
Tax Goodwill Brazil
Deferred income taxes
Deferred tax assets	23,195,957	31,926,760
Contingency provision
Deferred income taxes
Deferred tax assets	31,177,351	36,969,451
Foreign exchange differences
Deferred income taxes
Deferred tax assets	7,631,498
Deferred tax liabilities		2,124,435
Allowance for doubtful accounts
Deferred income taxes
Deferred tax assets	1,155,542	1,031,375
Coca-Cola incentives (Argentina)
Deferred income taxes
Deferred tax assets	451,790	2,408,651
Assets and liabilities for placement of bonds
Deferred income taxes
Deferred tax liabilities	1,297,000	669,856
Lease liabilities
Deferred income taxes
Deferred tax assets	1,083,010	1,767,944
Inventories
Deferred income taxes
Deferred tax assets	350,746	1,604,538
Deferred tax liabilities		806,529
Distribution rights
Deferred income taxes
Deferred tax liabilities	163,850,599	168,511,436
Other
Deferred income taxes
Deferred tax assets	3,729,093	2,689,002
Deferred tax liabilities	$ 920,772	$ 353,077